Note 8 - Related Party Transactions - Symon	12 Months Ended
Jan. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

8. Related Party Transactions

The Company incurs an annual management fee of $125,000 from Golden Gate Capital, the Company’s majority shareholder. This management fee expense is included in selling, general, and administrative expense in the consolidated statements of income and comprehensive income with no amounts due as of January 31, 2013, 2012 and 2011, respectively.